Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4:- CASH AND CASH EQUIVALENTS

			Convenience
			translation
	December 31,		December 31,
	2020	2021	2021
	N I S		U.S. dollars
Cash in NIS	1,150	5,579	1,794
Cash in USD	8,234	48,457	15,581
Cash in EURO	37	-	-
	9,421	54,036	17,375